Business Acquisition - Additional Information (Details) ¥ in Thousands, $ in Thousands									12 Months Ended
	Nov. 01, 2018 CNY (¥)	Aug. 16, 2017 CNY (¥)	Aug. 16, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Nov. 28, 2016 CNY (¥)	Nov. 15, 2016 CNY (¥)	Jul. 31, 2016 CNY (¥)	May 05, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Shanghai Pukuan
Business Acquisition [Line Items]
Percentage of equity interest acquired								100.00%
Total consideration for acquisition								¥ 20,200
Total cash consideration for acquisition								¥ 19,600
Luoyang Pucai
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%
Total consideration for acquisition							¥ 27,900
Total cash consideration for acquisition							¥ 20,500
Xi’an Shanghe
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%
Total consideration for acquisition						¥ 27,800
Total cash consideration for acquisition						¥ 25,200
Dalian Pude
Business Acquisition [Line Items]
Percentage of equity interest acquired					100.00%
Total consideration for acquisition					¥ 51,700
Total cash consideration for acquisition					¥ 47,000
Luzhou Puxin
Business Acquisition [Line Items]
Percentage of equity interest acquired											100.00%
Total consideration for acquisition											¥ 18,700
Total cash consideration for acquisition											¥ 14,300
Other 2016 Acquirees
Business Acquisition [Line Items]
Percentage of equity interest acquired											100.00%
Total consideration for acquisition											¥ 97,377
Total cash consideration for acquisition											¥ 84,677
ZMN Education
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Total consideration for acquisition				¥ 135,850
Total cash consideration for acquisition				¥ 65,250
Beijing GEDU
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%	100.00%
Total cash consideration for acquisition		¥ 483,687	$ 72,300
Other 2017 Acquirees
Business Acquisition [Line Items]
Percentage of equity interest acquired										100.00%
Total consideration for acquisition										¥ 174,770
Total cash consideration for acquisition										¥ 155,170
Shandong Zengyu
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Total cash consideration for acquisition	¥ 77,000
Other 2018 Acquirees
Business Acquisition [Line Items]
Percentage of equity interest acquired									100.00%
Total consideration for acquisition									¥ 19,986
Total cash consideration for acquisition									¥ 19,266
Other 2018 Acquirees | Long belief Limited
Business Acquisition [Line Items]
Warrant issued during period, shares, purchase of assets | shares									49,348